FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Rating (Details) - Financial risks management - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	R$ 32,915,878	R$ 30,243,784
Liabilities	94,025,822	98,194,489
Total	61,109,944	67,950,705
Amortized cost
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	89,179,027	90,299,961
Amortized cost | Trade accounts payable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	6,206,570	3,288,897
Amortized cost | Loans, financing and debentures
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	74,574,591	79,628,629
Amortized cost | Lease liabilities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	6,182,530	5,893,194
Amortized cost | Liabilities for asset acquisition and associates
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	2,062,322	405,952
Amortized cost | Dividends payable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	5,094	919,073
Amortized cost | Other liabilities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	147,920	164,216
Fair value through profit or loss
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	4,846,795	7,894,528
Fair value through profit or loss | Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Liabilities	4,846,795	7,894,528
Amortized cost
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	20,051,470	21,014,957
Amortized cost | Cash and cash equivalents
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	9,505,951	13,590,776
Amortized cost | Trade accounts receivable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	9,607,012	6,531,465
Amortized cost | Dividends receivable
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	7,334	6,604
Amortized cost | Other assets
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	931,173	886,112
Fair value through other comprehensive income
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	24,917	28,358
Fair value through other comprehensive income | Investments - Celluforce
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	24,917	28,358
Fair value through profit or loss
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	12,839,491	9,200,469
Fair value through profit or loss | Derivative financial instruments
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	4,873,749	1,442,140
Fair value through profit or loss | Marketable securities
FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT
Assets	R$ 7,965,742	R$ 7,758,329